UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number   811-21897
                                                 ----------------

                                The Roxbury Funds
             --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   John Queen
                         Roxbury Capital Management, LLC
                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
            --------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996

       Registrant's telephone number, including area code: (310) 917-5600
                                                          ----------------

                        Date of fiscal year end: June 30
                                                ---------

                    Date of reporting period: March 31, 2009
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ROXBURY ALL-CAP FUND
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2009 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------


                                                          SHARES        VALUE
                                                          ------     ----------
COMMON STOCK -- 98.9%

  CONSUMER DISCRETIONARY -- 19.7%
    HOTELS, RESTAURANTS & LEISURE -- 6.7%
    Brinker International, Inc.                            7,165     $  108,192
    Cracker Barrel Old Country Store, Inc.                 3,973        113,787
    Darden Restaurants, Inc.                               3,267        111,927
                                                                     ----------
                                                                        333,906
                                                                     ----------
    MEDIA -- 10.8%
    Interactive Data Corp.                                 4,361        108,414
    Pearson PLC - SP ADR                                  10,780        107,908
    Scholastic Corp.                                       7,037        106,048
    Shaw Communication, Inc. - Class B                     6,981        105,762
    The McGraw-Hill Cos., Inc.                             4,875        111,491
                                                                     ----------
                                                                        539,623
                                                                     ----------
    SPECIALTY RETAIL -- 2.2%
    The Cato Corp. - Class A                               5,996        109,607
                                                                     ----------
  Total Consumer Discretionary                                          983,136
                                                                     ----------

  CONSUMER STAPLES -- 17.5%
    FOOD & STAPLES RETAILING -- 4.4%
    Delhaize Group - SP ADR                                1,758        113,918
    Weis Markets, Inc.                                     3,469        107,678
                                                                     ----------
                                                                        221,596
                                                                     ----------
    FOOD PRODUCTS -- 13.1%
    ConAgra Foods, Inc.                                    6,291        106,129
    Del Monte Foods Co.                                   14,606        106,478
    Flowers Foods, Inc.                                    4,812        112,986
    Hormel Foods Corp.                                     3,562        112,951
    Lancaster Colony Corp.                                 2,557        106,064
    Perdigao SA - ADR                                      4,264        105,790
                                                                     ----------
                                                                        650,398
                                                                     ----------
  Total Consumer Staples                                                871,994
                                                                     ----------

  ENERGY -- 15.3%
    ENERGY EQUIPMENT & SERVICES -- 2.1%
    Tidewater, Inc.                                        2,847        105,709
                                                                     ----------
    OIL, GAS & CONSUMABLE FUELS -- 13.2%
    Calumet Specialty Products Partners LP                 9,961        108,575
    Enbridge, Inc.                                         3,902        112,377
    Enerplus Resources Fund                                6,483        106,127
    LUKOIL - SP ADR                                        2,831        106,729
    OSG America LP                                        14,467        115,302
    Sunoco Logistics Partners LP                           2,054        105,925
                                                                     ----------
                                                                        655,035
                                                                     ----------
  Total Energy                                                          760,744
                                                                     ----------

  FINANCIALS -- 20.0%
    COMMERCIAL BANKS -- 8.8%
    Banco Macro SA - ADR                                  11,180        113,589
    Park National Corp.                                    1,959        109,214
    Prosperity Bancshares, Inc.                            3,964        108,415
    Shinhan Financial Group Co., Ltd. - ADR                2,964        106,734
                                                                     ----------
                                                                        437,952
                                                                     ----------
    INSURANCE -- 8.7%
    American Financial Group, Inc.                         6,768        108,626
    EMC Insurance Group, Inc.                              4,964        104,592
    RLI Corp.                                              2,191        109,988


                                                          SHARES        VALUE
                                                          ------     ----------

    Unitrin, Inc.                                          7,774     $  108,681
                                                                     ----------
                                                                        431,887
                                                                     ----------
    REAL ESTATE INVESTMENT TRUSTS -- 2.5%
    Agree Realty Corp.                                     7,918        124,233
                                                                     ----------
  Total Financials                                                      994,072
                                                                     ----------

  HEALTH CARE -- 4.4%
    HEALTH CARE TECHNOLOGY -- 2.3%
    Computer Programs & Systems, Inc.                      3,387        112,686
                                                                     ----------
    PHARMACEUTICALS -- 2.1%
    Sanofi-Aventis SA - ADR                                3,839        107,223
                                                                     ----------
  Total Health Care                                                     219,909
                                                                     ----------

  INDUSTRIALS -- 6.6%
    AEROSPACE & DEFENSE -- 2.1%
    Applied Signal Technology, Inc.                        5,246        106,126
                                                                     ----------
    BUILDING PRODUCTS -- 2.2%
    Apogee Enterprises, Inc.                              10,113        111,041
                                                                     ----------
    MARINE -- 2.3%
    Navios Maritime Partners LP                           13,273        111,493
                                                                     ----------
  Total Industrials                                                     328,660
                                                                     ----------

  INFORMATION TECHNOLOGY -- 4.3%
    IT SERVICES -- 2.1%
    Telvent GIT SA                                         7,984        104,032
                                                                     ----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.2%
    Intersil Corp. - Class A                               9,716        111,734
                                                                     ----------
  Total Information Technology                                          215,766
                                                                     ----------

  TELECOMMUNICATION SERVICES -- 4.4%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.4%
    Hellenic Telecommunication Organization SA - SP ADR   14,467        110,238
    Portugal Telecom SGPS SA - SP ADR                     13,862        106,599
                                                                     ----------
                                                                        216,837
                                                                     ----------
  Total Telecommunication Services                                      216,837
                                                                     ----------

  UTILITIES -- 6.7%
    GAS UTILITIES -- 2.3%
    The Laclede Group, Inc.                                2,917        113,705
                                                                     ----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.2%
    Huaneng Power International, Inc. - SP ADR*            3,978        106,809
                                                                     ----------
    MULTI-UTILITIES -- 2.2%
    NSTAR                                                  3,498        111,516
                                                                     ----------
  Total Utilities                                                       332,030
                                                                     ----------

  Total Common Stock
    (Cost $4,967,914)                                                 4,923,148
                                                                     ----------

SHORT-TERM INVESTMENTS -- 2.7%
    BlackRock Liquidity Funds
        TempCash Portfolio -
        Institutional Series                              66,305         66,305
    BlackRock Liquidity Funds
        TempFund Portfolio -
        Institutional Series                              66,304         66,304
                                                                     ----------

  Total SHORT-TERM INVESTMENTS
    (Cost $132,609)                                                     132,609
                                                                     ----------

ROXBURY ALL-CAP FUND
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------



TOTAL INVESTMENTS -- 101.6%
    (Cost $5,100,523)+                                               $5,055,757
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6)%                         (78,390)
                                                                     ----------
NET ASSETS -- 100.0%                                                 $4,977,367
                                                                     ==========


*   Non-income producing security.
+ The cost for Federal income tax purposes is $5,104,658. At March 31, 2009 net unrealized depreciation was $48,901. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $27,210 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $76,111.

FAS 157 DISCLOSURE
    The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                    INVESTMENTS        OTHER
                                         IN          FINANCIAL
         VALUATION INPUTS            SECURITIES     INSTRUMENTS
        ------------------         --------------  --------------
Level 1 -- Quoted Prices             $5,055,757      $       --
Level 2 -- Other Significant
           Observable Inputs                 --              --
Level 3 -- Significant
           Unobservable Inputs               --              --
                                     ----------      ----------
Total                                $5,055,757      $       --
-----------------------------------------------------------------

ROXBURY SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2009 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------


                                                         SHARES        VALUE
                                                       ---------    -----------

COMMON STOCK -- 98.9%

  CONSUMER DISCRETIONARY -- 19.0%
    CASINOS & GAMING -- 1.8%
    Bally Technologies, Inc.*                             68,555    $ 1,262,783
                                                                    -----------
    DIVERSIFIED CONSUMER SERVICES -- 1.4%
    ITT Educational Services, Inc.*                        8,060        978,645
                                                                    -----------
    HOTELS, RESTAURANTS & LEISURE -- 1.5%
    Texas Roadhouse, Inc. - Class A*                     108,635      1,035,292
                                                                    -----------
    HOUSEHOLD DURABLES -- 1.0%
    Ryland Group, Inc.                                    40,860        680,728
                                                                    -----------
    MULTILINE RETAIL -- 2.2%
    Dollar Tree, Inc.*                                    34,790      1,549,894
                                                                    -----------
    SPECIALTY RETAIL -- 8.4%
    Advance Auto Parts, Inc.                              33,255      1,366,115
    Cabela's, Inc.*                                       41,170        375,059
    Chico's FAS, Inc.*                                   183,320        984,428
    Dick's Sporting Goods, Inc.*                          40,450        577,222
    Gymboree Corp.*                                       43,540        929,579
    Hibbett Sports, Inc.*                                 30,565        587,459
    PetSmart, Inc.                                        50,145      1,051,039
                                                                    -----------
                                                                      5,870,901
                                                                    -----------
    TEXTILES, APPAREL & LUXURY GOODS -- 2.7%
    Iconix Brand Group, Inc.*                             71,910        636,404
    True Religion Apparel, Inc.*                          46,715        551,704
    Wolverine World Wide, Inc.                            46,180        719,484
                                                                    -----------
                                                                      1,907,592
                                                                    -----------
  Total Consumer Discretionary                                       13,285,835
                                                                    -----------

  CONSUMER STAPLES -- 2.0%
    FOOD & STAPLES RETAILING -- 1.2%
    United Natural Foods, Inc.*                           45,449        862,167
                                                                    -----------
    PERSONAL PRODUCTS -- 0.8%
    NBTY, Inc.*                                           38,095        536,378
                                                                    -----------
  Total Consumer Staples                                              1,398,545
                                                                    -----------

  ENERGY -- 5.5%
    ENERGY EQUIPMENT & SERVICES -- 2.4%
    Core Laboratories N.V.                                13,710      1,003,024
    Hornbeck Offshore Services, Inc.*                     43,780        667,207
                                                                    -----------
                                                                      1,670,231
                                                                    -----------
    OIL, GAS & CONSUMABLE FUELS -- 3.1%
    Arena Resources, Inc.*                                42,455      1,081,753
    Comstock Resources, Inc.*                             37,660      1,122,268
                                                                    -----------
                                                                      2,204,021
                                                                    -----------
  Total Energy                                                        3,874,252
                                                                    -----------

  FINANCIALS -- 8.5%
    CAPITAL MARKETS -- 2.2%
    Affiliated Managers Group, Inc.*                      17,105        713,449
    optionsXpress Holdings, Inc.                          74,735        849,737
                                                                    -----------
                                                                      1,563,186
                                                                    -----------
    COMMERCIAL BANKS -- 0.7%
    Umpqua Holdings Corp.                                 56,425        511,211
                                                                    -----------
    CONSUMER FINANCE -- 1.0%
    EZCORP, Inc. - Class A*                               58,245        673,895
                                                                    -----------
    INSURANCE -- 2.7%
    Allied World Assurance Holdings, Ltd.                 26,020        989,540


                                                         SHARES        VALUE
                                                       ---------    -----------

    Reinsurance Group of America, Inc.                     7,495    $   242,763
    Tower Group, Inc.                                     26,320        648,262
                                                                    -----------
                                                                      1,880,565
                                                                    -----------
    REAL ESTATE INVESTMENT TRUSTS -- 1.9%
    Corporate Office Properties Trust                     52,460      1,302,582
                                                                    -----------
  Total Financials                                                    5,931,439
                                                                    -----------

  HEALTH CARE -- 20.6%
    BIOTECHNOLOGY -- 2.2%
    Celera Corp.*                                         37,860        288,872
    Emergent Biosolutions, Inc.*                          30,625        413,744
    United Therapeutics Corp.*                            12,605        833,064
                                                                    -----------
                                                                      1,535,680
                                                                    -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 7.4%
    American Medical Systems Holdings, Inc.*              65,410        729,322
    Cyberonics, Inc.*                                     24,165        320,670
    IDEXX Laboratories, Inc.*                             35,030      1,211,337
    Immucor, Inc.*                                        44,190      1,111,378
    Inverness Medical Innovations, Inc.*                  68,125      1,814,169
                                                                    -----------
                                                                      5,186,876
                                                                    -----------
    HEALTH CARE PROVIDERS & SERVICES -- 5.9%
    CardioNet, Inc.*                                      33,290        934,117
    Henry Schein, Inc.*                                   25,765      1,030,858
    HMS Holdings Corp.*                                   19,415        638,754
    MEDNAX, Inc.*                                         16,320        480,950
    PSS World Medical, Inc.*                              72,165      1,035,568
                                                                    -----------
                                                                      4,120,247
                                                                    -----------
    LIFE SCIENCES TOOLS & SERVICES -- 3.5%
    Illumina, Inc.*                                       52,140      1,941,693
    Medivation, Inc.*                                     28,815        526,450
                                                                    -----------
                                                                      2,468,143
                                                                    -----------
    PHARMACEUTICALS -- 1.6%
    Auxilium Pharmaceuticals, Inc.*                       35,390        981,011
    Cardiome Pharma Corp.*                                38,280        112,160
                                                                    -----------
                                                                      1,093,171
                                                                    -----------
  Total Health Care                                                  14,404,117
                                                                    -----------

  INDUSTRIALS -- 11.4%
    AEROSPACE & DEFENSE -- 1.1%
    Moog, Inc. - Class A*                                 34,575        790,730
                                                                    -----------
    COMMERCIAL SERVICES & SUPPLIES -- 3.2%
    Clean Harbors, Inc.*                                  10,165        487,920
    Copart, Inc.*                                         34,160      1,013,185
    Waste Connections, Inc.*                              28,848        741,394
                                                                    -----------
                                                                      2,242,499
                                                                    -----------
    MACHINERY -- 1.2%
    IDEX Corp.                                            39,635        866,818
                                                                    -----------
    PROFESSIONAL SERVICES -- 2.4%
    Administaff, Inc.                                     51,030      1,078,264
    Huron Consulting Group, Inc.*                         13,370        567,289
                                                                    -----------
                                                                      1,645,553
                                                                    -----------
    ROAD & RAIL -- 3.5%
    Genesee & Wyoming, Inc. - Class A*                    26,440        561,850
    Landstar System, Inc.                                 27,165        909,213

ROXBURY SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                         SHARES        VALUE
                                                       ---------    -----------

    Old Dominion Freight Line, Inc.*                      41,145    $   966,496
                                                                    -----------
                                                                      2,437,559
                                                                    -----------
  Total Industrials                                                   7,983,159
                                                                    -----------

  INFORMATION TECHNOLOGY -- 30.0%
    COMMUNICATIONS EQUIPMENT -- 3.8%
    Cogo Group, Inc.*                                     88,440        590,779
    Harmonic, Inc.*                                       57,750        375,375
    Palm, Inc.*                                           69,935        602,840
    Starent Networks Corp.*                               49,530        783,069
    Viasat, Inc.*                                         16,340        340,199
                                                                    -----------
                                                                      2,692,262
                                                                    -----------
    COMPUTERS & PERIPHERALS -- 1.0%
    SanDisk Corp.*                                        56,140        710,171
                                                                    -----------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.6%
    OSI Systems, Inc.*                                    51,193        781,205
    Plexus Corp.*                                         77,270      1,067,872
                                                                    -----------
                                                                      1,849,077
                                                                    -----------
    INTERNET SOFTWARE & SERVICES -- 6.0%
    Akamai Technologies, Inc.*                            68,030      1,319,782
    Ariba, Inc.*                                          57,710        503,808
    Equinix, Inc.*                                         7,840        440,216
    Nice Systems Ltd. Sponsored ADR*                      32,595        810,312
    Websense, Inc.*                                       95,025      1,140,300
                                                                    -----------
                                                                      4,214,418
                                                                    -----------
    IT SERVICES -- 2.6%
    Global Payments, Inc.                                 36,830      1,230,490
    Sapient Corp.*                                       132,480        592,186
                                                                    -----------
                                                                      1,822,676
                                                                    -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 8.7%
    Advanced Micro Devices, Inc.*                        250,715        764,680
    Cree, Inc.*                                           28,230        664,252
    FEI Co.*                                              44,030        679,383
    Micron Technology, Inc.*                             190,085        771,745
    Sigma Designs, Inc.*                                  76,170        947,555
    Skyworks Solutions, Inc.*                            125,815      1,014,069
    Tessera Techonologies, Inc.*                          56,676        757,758
    Verigy Ltd.*                                          59,035        487,039
                                                                    -----------
                                                                      6,086,481
                                                                    -----------
    SOFTWARE -- 5.3%
    ANSYS, Inc.*                                          35,676        895,468
    ArcSight, Inc.*                                       36,120        461,252
    EPIQ Systems, Inc.*                                   32,185        580,295
    Macrovision Solutions Corp.*                          55,205        982,097
    Micros Systems, Inc.*                                 31,183        584,681
    Solera Holdings, Inc.*                                 7,010        173,708
                                                                    -----------
                                                                      3,677,501
                                                                    -----------
  Total Information Technology                                       21,052,586
                                                                    -----------

  MATERIALS -- 1.1%
    CHEMICALS -- 1.1%
    Airgas, Inc.                                          22,855        772,728
                                                                    -----------
  Total Materials                                                       772,728
                                                                    -----------

  TELECOMMUNICATION SERVICES -- 0.8%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
    Premiere Global Services, Inc.*                       67,435        594,777
                                                                    -----------


                                                         SHARES        VALUE
                                                       ---------    -----------

  Total Telecommunication Services                                      594,777
                                                                    -----------

  Total Common Stock
    (Cost $74,527,298)                                               69,297,438
                                                                    -----------

SHORT-TERM INVESTMENTS -- 3.2%
    BlackRock Liquidity Funds
        TempCash Portfolio -
        Institutional Series (seven day
        effective yield 0.0168)                        1,129,934    $ 1,129,934
    BlackRock Liquidity Funds
        TempFund Portfolio -
        Institutional Series (seven day
        effective yield 0.0166)                        1,129,934      1,129,934
                                                                    -----------

  Total SHORT-TERM INVESTMENTS
    (Cost $2,259,868)                                                 2,259,868
                                                                    -----------

TOTAL INVESTMENTS -- 102.1%
    (Cost $76,787,166)+                                             $71,557,306
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.1)%                      (1,504,251)
                                                                    -----------
NET ASSETS -- 100.0%                                                $70,053,055
                                                                    ===========


*   Non-income producing security.
+ The cost for Federal income tax purposes is $81,793,021. At March 31, 2009, net unrealized depreciation was $10,235,715. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,727,526 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $15,963,241.

FAS 157 DISCLOSURE
    The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                    INVESTMENTS        OTHER
                                         IN          FINANCIAL
         VALUATION INPUTS            SECURITIES     INSTRUMENTS
        ------------------         --------------  --------------
Level 1 -- Quoted Prices             $71,557,306     $       --
Level 2 -- Other Significant
           Observable Inputs                  --             --
Level 3 -- Significant
           Unobservable Inputs                --             --
                                     -----------     ----------
Total                                $71,557,306     $       --
-----------------------------------------------------------------





                                       2

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Roxbury Funds
            -------------------------------------------------------------

By (Signature and Title)*   /s/ Brian C. Beh
                         -------------------------------------------------------
                            Brian C. Beh, President
                            (principal executive officer)

Date                        May 19, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Brian C. Beh
                         -------------------------------------------------------
                            Brian C. Beh, President
                            (principal executive officer)

Date                        May 19, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*   /s/ Lance Simpson
                         -------------------------------------------------------
                            Lance Simpson, Treasurer
                            (principal financial officer)

Date                        May 19, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.